PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Banks — 6.8%
Bank of America Corp.	3,261,104	$123,661,064
East West Bancorp, Inc.	492,445	38,957,324
JPMorgan Chase & Co.	856,188	171,494,456
Pinnacle Financial Partners, Inc.	187,580	16,109,370
PNC Financial Services Group, Inc. (The)	252,833	40,857,813
Truist Financial Corp.	1,001,439	39,036,092
		430,116,119
Biotechnology — 2.0%
AbbVie, Inc.	230,191	41,917,781
Amgen, Inc.	285,910	81,289,931
		123,207,712
Broadline Retail — 4.3%
Amazon.com, Inc.*	1,348,523	243,246,579
MercadoLibre, Inc. (Brazil)*	19,069	28,831,565
		272,078,144
Building Products — 0.5%
AZEK Co., Inc. (The)*	683,232	34,311,911
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	76,918	32,127,879
Houlihan Lokey, Inc.	124,275	15,930,812
XP, Inc. (Brazil) (Class A Stock)	1,274,322	32,699,103
		80,757,794
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	107,590	20,597,030
Communications Equipment — 1.3%
Cisco Systems, Inc.	1,628,767	81,291,761
Construction & Engineering — 0.3%
Quanta Services, Inc.	79,686	20,702,423
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	59,548	36,558,899
Consumer Finance — 0.3%
Ally Financial, Inc.	430,251	17,463,888
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	21,309	15,611,613
Performance Food Group Co.*	336,197	25,093,744
Walmart, Inc.	1,028,466	61,882,799
		102,588,156
Containers & Packaging — 0.6%
Avery Dennison Corp.	82,200	18,351,150
Crown Holdings, Inc.	214,018	16,963,067
		35,314,217
Diversified Consumer Services — 0.3%
Service Corp. International	232,729	17,270,819
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	2,753,406	48,459,946
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	548,946	$23,033,774
		71,493,720
Electrical Equipment — 0.6%
AMETEK, Inc.	113,102	20,686,356
nVent Electric PLC	231,791	17,477,041
		38,163,397
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	78,880	20,175,926
Energy Equipment & Services — 0.3%
Halliburton Co.	518,233	20,428,745
Entertainment — 1.9%
Netflix, Inc.*	199,220	120,992,283
Financial Services — 3.3%
Apollo Global Management, Inc.	320,857	36,080,370
Mastercard, Inc. (Class A Stock)	42,868	20,643,943
Visa, Inc. (Class A Stock)(a)	540,358	150,803,110
		207,527,423
Food Products — 0.3%
Darling Ingredients, Inc.*	403,065	18,746,553
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.*	187,124	74,679,317
Health Care Providers & Services — 4.6%
Centene Corp.*	877,878	68,895,865
Cigna Group (The)(a)	212,727	77,260,319
Molina Healthcare, Inc.*	82,372	33,840,889
UnitedHealth Group, Inc.	219,771	108,720,714
		288,717,787
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	111,257	18,596,608
Marriott International, Inc. (Class A Stock)	77,132	19,461,175
McDonald’s Corp.	318,713	89,861,130
		127,918,913
Household Durables — 0.9%
Lennar Corp. (Class A Stock)	126,913	21,826,498
Toll Brothers, Inc.	261,268	33,800,241
		55,626,739
Household Products — 0.7%
Procter & Gamble Co. (The)	285,521	46,325,782
Independent Power & Renewable Electricity Producers — 0.5%
Vistra Corp.	483,508	33,676,332
Industrial Conglomerates — 0.3%
General Electric Co.	96,663	16,967,256
Insurance — 5.1%
Chubb Ltd.	527,101	136,587,682
Markel Group, Inc.*	19,407	29,527,362
Marsh & McLennan Cos., Inc.	501,967	103,395,163
Progressive Corp. (The)	76,217	15,763,200
A1

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	141,008	$33,141,110
		318,414,517
Interactive Media & Services — 8.2%
Alphabet, Inc. (Class A Stock)*	2,057,257	310,501,799
Meta Platforms, Inc. (Class A Stock)	416,996	202,484,918
		512,986,717
IT Services — 1.5%
International Business Machines Corp.	283,521	54,141,170
MongoDB, Inc.*(a)	119,987	43,032,138
		97,173,308
Leisure Products — 0.3%
Brunswick Corp.(a)	176,628	17,048,135
Machinery — 3.9%
Caterpillar, Inc.	154,063	56,453,305
Fortive Corp.	633,150	54,463,563
Otis Worldwide Corp.	614,838	61,034,968
Parker-Hannifin Corp.	129,822	72,153,770
		244,105,606
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.	246,281	31,748,084
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	184,540	29,762,611
ConocoPhillips	649,787	82,704,890
Diamondback Energy, Inc.	92,302	18,291,487
Williams Cos., Inc. (The)	2,604,422	101,494,325
		232,253,313
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	1,035,620	49,575,129
Pharmaceuticals — 3.4%
AstraZeneca PLC (United Kingdom), ADR(a)	460,532	31,201,043
Eli Lilly & Co.	150,674	117,218,345
Novo Nordisk A/S (Denmark), ADR(a)	522,624	67,104,922
		215,524,310
Residential REITs — 0.3%
AvalonBay Communities, Inc.	91,103	16,905,073
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.*	433,086	78,167,692
Applied Materials, Inc.	407,842	84,109,256
ASML Holding NV (Netherlands)	32,043	31,096,770
Broadcom, Inc.	146,579	194,277,272
Intel Corp.	372,380	16,448,025
NVIDIA Corp.	309,940	280,049,386
		684,148,401
Software — 9.7%
Adobe, Inc.*	168,270	84,909,042
Microsoft Corp.	1,044,433	439,413,852
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Salesforce, Inc.	286,444	$86,271,204
		610,594,098
Specialized REITs — 0.5%
Gaming & Leisure Properties, Inc.	618,329	28,486,417
Specialty Retail — 1.6%
Ross Stores, Inc.	150,822	22,134,636
TJX Cos., Inc. (The)	783,228	79,434,984
		101,569,620
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	2,449,283	420,003,049
Dell Technologies, Inc. (Class C Stock)	322,718	36,825,351
		456,828,400
Textiles, Apparel & Luxury Goods — 3.0%
Lululemon Athletica, Inc.*	174,683	68,239,914
LVMH Moet Hennessy Louis Vuitton SE (France)	98,641	88,756,851
Ralph Lauren Corp.	175,431	32,938,925
		189,935,690
Trading Companies & Distributors — 0.5%
Watsco, Inc.(a)	76,747	33,152,402

Total Long-Term Investments (cost $3,890,843,661)		6,254,148,266
Short-Term Investments — 3.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	22,051,208	22,051,208
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $201,327,212; includes $200,273,610 of cash collateral for securities on loan)(b)(wb)	201,611,228	201,510,422

Total Short-Term Investments (cost $223,378,420)		223,561,630

TOTAL INVESTMENTS—103.0% (cost $4,114,222,081)		6,477,709,896

Liabilities in excess of other assets — (3.0)%		(186,858,854)

Net Assets — 100.0%		$6,290,851,042

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,622,303; cash collateral of $200,273,610 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3